Employee Benefit Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Defined contribution plan, employer matching contribution, percent of match	100.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	6.00%
Employee benefits and share based compensation	$ 109,000	$ 147,000